Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 8,706,000	$ 7,619,000	$ 532,229
Accounts and grants receivable, net	65,000
Prepaid expenses and other current assets	166,000
Prepaid expenses			16,346
Total current assets	8,937,000	7,619,000	548,575
Restricted cash	50,000
Intangible assets, net	574,000
Property and equipment, net	564,000	573,321	91,569
Right of use assets - operating leases	627,000	666,000	84,752
Right of use assets - finance leases	104,000	110,000	133,146
TOTAL ASSETS	10,856,000	8,968,000	858,042
Current liabilities:
Loans due to Juvenescence, net of debt issuance costs, current portion	9,746,000
Accounts payable	2,605,000	580,000	143,337
Credit card payable			5,520
Accrued interest	1,297,000	570,000
Payroll liabilities			6,925
Contract liabilities			153,500
Current portion of operating lease liabilities	207,000	213,526	80,696
Current portion of finance lease liabilities	24,000	36,344	47,708
Total current liabilities	14,059,000	1,413,000	437,686
Loans due to Juvenescence, net of debt issuance costs, net of current portion	693,000
Warrant liability			1,076,766
Convertible promissory notes, at fair value		2,983,000	1,617,000
Operating lease liabilities, net of current portion	413,000	461,000	26,283
Finance lease liabilities, net of current portion		1,000	36,968
TOTAL LIABILITIES	15,165,000	4,858,000	3,194,703
Commitments and contingencies (Note 10)
Redeemable Convertible Preferred Stock:
Temporary stock, stated value		36,404,000	35,441,500
Stockholders’ equity/(deficit):
Preferred stock value
Common stock, $0.0001 par value, 200,000 shares authorized, 1,079 shares issued and outstanding	1,000	25,000	22,185
Additional paid-in capital	1,125,000	858,000	646,136
Accumulated deficit	(5,435,000)	(33,177,000)	(38,446,482)
Total AgeX Therapeutics, Inc. stockholders’ equity/(deficit)	(4,309,000)	(32,294,000)	(37,778,161)
TOTAL LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ EQUITY/(DEFICIT)	10,856,000	8,968,000	858,042
Accounts payable and accrued liabilities	4,013,000	1,163,000
Agex Therapeutics Inc [Member]
Current assets:
Cash and cash equivalents		345,000	645,000
Accounts and grants receivable, net		57,000	4,000
Prepaid expenses and other current assets		352,000	1,804,000
Total current assets		754,000	2,453,000
Restricted cash		50,000	50,000
Intangible assets, net		607,000	738,000
Convertible note receivable		10,554,000
TOTAL ASSETS		11,965,000	3,241,000
Current liabilities:
Loans due to Juvenescence, net of debt issuance costs, current portion		3,672,000	7,646,000
Warrant liability			180,000
Insurance premium liability and other current liabilities			1,077,000
Total current liabilities		5,914,000	10,078,000
Loans due to Juvenescence, net of debt issuance costs, net of current portion		693,000	10,478,000
TOTAL LIABILITIES		6,607,000	20,556,000
Commitments and contingencies (Note 10)
Stockholders’ equity/(deficit):
Preferred stock value
Common stock, $0.0001 par value, 200,000 shares authorized, 1,079 shares issued and outstanding
Additional paid-in capital		136,482,000	98,998,000
Accumulated deficit		(131,013,000)	(116,210,000)
Total AgeX Therapeutics, Inc. stockholders’ equity/(deficit)		5,469,000	(17,212,000)
Noncontrolling interest		(111,000)	(103,000)
Total stockholders’ equity/(deficit)		5,358,000	(17,315,000)
TOTAL LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ EQUITY/(DEFICIT)		11,965,000	3,241,000
Accounts payable and accrued liabilities		2,176,000	1,034,000
Redeemable Convertible Preferred Stock [Member]
Redeemable Convertible Preferred Stock:
Temporary stock, stated value		36,404,000
Series A Preferred Stock [Member] | Agex Therapeutics Inc [Member]
Stockholders’ equity/(deficit):
Preferred stock value
Series B Preferred Stock [Member] | Agex Therapeutics Inc [Member]
Stockholders’ equity/(deficit):
Preferred stock value
Related Party [Member]
Current liabilities:
Related party payables, net	66,000
Related Party [Member] | Agex Therapeutics Inc [Member]
Current liabilities:
Related party payables, net		66,000	$ 141,000
Nonrelated Party [Member]
Current liabilities:
Related party payables, net	$ 3,000
Revision of Prior Period, Adjustment [Member]
Current assets:
Cash and cash equivalents		7,618,405
Prepaid expenses
Total current assets		7,618,405
Property and equipment, net		573,321
Right of use assets - operating leases		666,088
Right of use assets - finance leases		109,798
TOTAL ASSETS		8,967,612
Current liabilities:
Accounts payable		579,534
Credit card payable		11,935
Accrued interest		558,082
Payroll liabilities		13,138
Contract liabilities
Current portion of operating lease liabilities		213,526
Current portion of finance lease liabilities		36,344
Total current liabilities		1,412,559
Warrant liability
Convertible promissory notes, at fair value		2,983,400
Operating lease liabilities, net of current portion		460,636
Finance lease liabilities, net of current portion		624
TOTAL LIABILITIES		4,857,219
Commitments and contingencies (Note 10)
Redeemable Convertible Preferred Stock:
Temporary stock, stated value		36,404,084
Stockholders’ equity/(deficit):
Preferred stock value
Common stock, $0.0001 par value, 200,000 shares authorized, 1,079 shares issued and outstanding		24,674
Additional paid-in capital		858,263
Accumulated deficit		(33,176,628)
Total AgeX Therapeutics, Inc. stockholders’ equity/(deficit)		(32,293,691)
TOTAL LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ EQUITY/(DEFICIT)		8,967,612
Revision of Prior Period, Adjustment [Member] | Related Party [Member]
Current liabilities:
Related party payables, net